Mortgage Loans at Fair Value - Summary of Distribution of Company's Mortgage Loans at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Fair value	$ 1,721,741	$ 2,555,788
Unpaid principal balance	2,208,183	3,292,043
Asset-backed financing of a VIE at fair value and FHLB advances	367,169	455,394
FHLB advances	0	63,993
Mortgage loans acquired for sale at fair value [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	1,673,112	1,283,795
Assets sold under agreements to repurchase	1,345,021	2,067,341
FHLB advances	0	134,172
Fixed interest rate jumbo mortgage loans held in a VIE [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	367,169	455,394
Unpaid principal balance	368,524	454,935
Distressed mortgage loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	1,354,572	2,100,394
Unpaid principal balance	1,839,659	2,837,108
Distressed mortgage loans [Member] | Nonperforming mortgage loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	742,988	1,222,956
Unpaid principal balance	1,020,994	1,702,548
Distressed mortgage loans [Member] | Performing mortgage loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	611,584	877,438
Unpaid principal balance	818,665	1,134,560
Distressed mortgage loans [Member] | Performing mortgage loans [Member] | Fixed interest rate [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	296,901	417,658
Unpaid principal balance	408,943	535,610
Distressed mortgage loans [Member] | Performing mortgage loans [Member] | Interest rate step-up [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	232,700	299,569
Unpaid principal balance	317,409	412,749
Distressed mortgage loans [Member] | Performing mortgage loans [Member] | Adjustable-rate/hybrid [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	81,983	160,051
Unpaid principal balance	92,313	185,997
Distressed mortgage loans [Member] | Performing mortgage loans [Member] | Balloon [Member]
Financing Receivable, Recorded Investment [Line Items]
Fair value	0	160
Unpaid principal balance	$ 0	$ 204